Derivative Instruments and Hedging Activities Cash Flow Hedges (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (gain) loss recognized in OCI on derivative (effective portion)	$ (21.6)	$ 5.8
Amount of gain (loss) recognized from AOCI on derivative (effective portion)	2.6	2.0
Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0.0	0.0
Cash Flow Hedging [Member] | Forward starting interest rate swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (gain) loss recognized in OCI on derivative (effective portion)		(15.7)
Cash Flow Hedging [Member] | Forward starting interest rate swap [Member] | Interest expense, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized from AOCI on derivative (effective portion)	(0.9)	(0.3)
Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)		0.0
Cash Flow Hedging [Member] | Foreign currency forwards [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (gain) loss recognized in OCI on derivative (effective portion)	(21.6)	21.5
Cash Flow Hedging [Member] | Foreign currency forwards [Member] | Other income (expense), net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized from AOCI on derivative (effective portion)	(1.9)	(2.4)
Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0.0	0.0
Cash Flow Hedging [Member] | Foreign currency forwards [Member] | Cost of goods sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized from AOCI on derivative (effective portion)	5.4	4.7
Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0.0	0.0
Cash Flow Hedging [Member] | Interest rate swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (gain) loss recognized in OCI on derivative (effective portion)	0.0
Cash Flow Hedging [Member] | Interest rate swaps [Member] | Other income (expense), net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	$ 0.0
Investment Hedge [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (gain) loss recognized in OCI on derivative (effective portion)		15.5
Amount of gain (loss) recognized from AOCI on derivative (effective portion)		0.0
Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)		0.4
Investment Hedge [Member] | Cross currency swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (gain) loss recognized in OCI on derivative (effective portion)		15.5
Amount of gain (loss) recognized from AOCI on derivative (effective portion)		0.0
Investment Hedge [Member] | Cross currency swaps [Member] | Interest expense, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)		0.4
Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative		9.0
Fair Value Hedging [Member] | Interest rate swaps [Member] | Interest expense, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative		$ 9.0